Financing Receivables	12 Months Ended
Dec. 31, 2013
Financing Receivables

(7) Financing Receivables

The Company’s financing receivables comprise mortgage loans, nontrade receivables, and loans to affiliates. Mortgage loans consist of the unpaid balance of mortgage loans on real estate. Nontrade receivables are amounts for policy or contract premiums due from the agents and broker-dealers, or amounts due from reinsurers. Loans to affiliates are loans that are intended to meet certain financial objectives of the Company, AZOA, and Allianz SE. The mortgage loans are evaluated on a collective basis for impairment unless circumstances arise that warrant individual evaluation. The nontrade receivables include some receivables evaluated on a collective basis, and some evaluated individually. The loans to affiliates are evaluated individually and do not require an allowance to be recorded as of December 31, 2013. For additional information, see note 2 for nontrade receivables, note 4 for mortgage loans, and note 17 for loans to affiliates.

Rollforward of Allowance for Credit Losses

The allowances for credit losses and recorded investment in financing receivables as of December 31 are shown below:

	Mortgage	Nontrade
	loans	receivables	Total
2013:
Allowance for credit losses:
Beginning balance	$85,250	6,892	92,142
Benefit	(18,500)	(675)	(19,175)

Ending balance	66,750	6,217	72,967
Ending balance individually evaluated for impairment	26,750	1,505	28,255

Ending balance collectively evaluated for impairment	$40,000	4,712	44,712

Financing receivables:
Ending balance	$6,201,275	28,789	6,230,064
Ending balance individually evaluated for impairment	116,750	1,505	118,255

Ending balance collectively evaluated for impairment	$6,084,525	27,284	6,111,809

	Mortgage	Nontrade
	loans	receivables	Total
2012:
Allowance for credit losses:
Beginning balance	$75,018	8,871	83,889
Provision (benefit)	10,232	(1,979)	8,253

Ending balance	85,250	6,892	92,142
Ending balance individually evaluated for impairment	40,250	1,361	41,611

Ending balance collectively evaluated for impairment	$45,000	5,531	50,531

Financing receivables:
Ending balance	$6,130,584	22,377	6,152,961
Ending balance individually evaluated for impairment	116,750	1,361	118,111

Ending balance collectively evaluated for impairment	$6,013,834	21,016	6,034,850

Credit Quality Indicators

The Company analyzes certain financing receivables for credit risk by using specific credit quality indicators.

The Company has determined the loan-to-value ratio and the debt service coverage ratio are the most reliable indicators in analyzing the credit risk of its mortgage loan portfolio. The loan-to-value ratio is based on the Company’s internal valuation methodologies, including discounted cash flow analysis and comparative sales, depending on the characteristics of the property being evaluated. The debt service coverage ratio analysis is normalized to reflect a 25 year amortization schedule.

The loan-to-value analysis as of December 31 is shown below:

	Commercial		Residential		Total
2013:
Less than 50%	$2,025,011	32.7%	$578	100.0%	$2,025,589	32.7%
50% – 60%	1,668,987	26.9	—	—	1,668,987	26.9
60% – 70%	1,622,171	26.2	—	—	1,622,171	26.2
70% – 80%	477,096	7.7	—	—	477,096	7.7
80% – 90%	168,964	2.7	—	—	168,964	2.7
90% – 100%	—	—	—	—	—	—
Greater than 100%	238,468	3.8	—	—	238,468	3.8

Total	$6,200,697	100.0%	$578	100.0%	$6,201,275	100.0%

	Commercial		Residential		Total
2012:
Less than 50%	$1,735,242	28.3%	$1,042	100.0%	$1,736,284	28.3%
50% – 60%	1,859,780	30.3	—	—	1,859,780	30.3
60% – 70%	1,124,262	18.3	—	—	1,124,262	18.3
70% – 80%	960,158	15.7	—	—	960,158	15.7
80% – 90%	205,356	3.4	—	—	205,356	3.3
90% – 100%	95,890	1.6	—	—	95,890	1.6
Greater than 100%	148,854	2.4	—	—	148,854	2.5

Total	$6,129,542	100.0%	$1,042	100.0%	$6,130,584	100.0%

The debt service coverage ratio as of December 31 is shown below:

	2013	2012
Debt service coverage ratio:
Greater than 1.4x	$4,103,809	4,156,144
1.2x – 1.4x	955,230	776,303
1.0x – 1.2x	858,438	752,588
Less than 1.0x	283,220	444,507

Total commercial mortgage loans	$6,200,697	6,129,542

The Company’s nontrade receivables are analyzed for credit risk based upon the customer classification of agent or reinsurer. The nontrade receivable and allowance for credit losses by customer classification as of December 31 are shown below:

	2013			2012
	Agent	Reinsurer	Total	Agent	Reinsurer	Total
Nontrade receivables	$9,681	19,108	28,789	9,008	13,369	22,377
Allowance for credit losses	(4,712)	(1,505)	(6,217)	(5,531)	(1,361)	(6,892)

Net nontrade receivables	$4,969	17,603	22,572	3,477	12,008	15,485

Past-Due Aging Analysis

Aging analysis of past-due financing receivables as of December 31 is shown below:

			Greater than
	31–60	61–90	90 days	Total
	past due	past due	past due	past due	Current (1)	Total
2013:
Mortgage loans	$—	—	—	—	6,201,275	6,201,275
Nontrade receivables	6,657	3,457	8,715	18,829	9,960	28,789

Total	$6,657	3,457	8,715	18,829	6,211,235	6,230,064

(1)	Current amount includes all receivables 30 days or less past due.

			Greater than
	31–60	61–90	90 days	Total
	past due	past due	past due	past due	Current (1)	Total
2012:
Mortgage loans	$—	—	—	—	6,130,584	6,130,584
Nontrade receivables	5,841	2,283	8,070	16,194	6,183	22,377

Total	$5,841	2,283	8,070	16,194	6,136,767	6,152,961

(1)	Current amount includes all receivables 30 days or less past due.

As of December 31, 2013 and 2012, the Company’s financing receivables did not include any balances, which are on a nonaccrual status, classified as a troubled debt restructuring, or impaired without a corresponding allowance for credit loss.